Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Through May 15, 2013, the Company had an agreement with a stockholder to pay an annual management fee of $320 for consulting and advisory services and strategic planning. The agreement was terminated on May 15, 2013 in conjunction with the Company’s private offering of common stock (see Note 17 “Capital Stock” for additional information related to the equity restructuring) and the Company agreed to pay the full annual management fee of $320. The Company also agreed to pay the stockholder an additional fee of $500 upon the earlier of the consummation of an initial public offering of its shares of common stock or May 15, 2014. The total management fees amounted to $820, $238 and $0, respectively, for the years ended December 31, 2013, 2012 and 2011, and are included in "General and administrative expense" on the Company's consolidated statements of income.

Through June 30, 2013, the Company had an agreement with a stockholder to manage and grow the Company’s Home Improvement Program division, which primarily focuses on the origination of FHA 203k loans and Fannie Mae Home Style renovation loans. In accordance with the terms of the agreement the stockholder was to receive an annual management fee of $108 payable quarterly through January 15, 2014, 10% of all revenue generated by the division payable quarterly through January 15, 2014, and 33.33% of the annual net income of the division for the calendar year ended December 31, 2013. This agreement was terminated on June 30, 2013 and the Company agreed to pay $159 in fees upon termination. The total related fees amounted to $159, $339 and $0, respectively, for the years ended December 31, 2013, 2012 and 2011, and are included in "General and administrative expense" on the Company's consolidated statements of income.

The Company had $0 and $222 of notes receivable outstanding from stockholders at December 31, 2013 and 2012, respectively. During the year ended December 31, 2013, the Company forgave a note receivable from its Chief Executive Officer ("CEO") in the amount of $214, which was considered taxable income to the CEO and compensation expense to the Company.

As of December 31, 2013 and 2012, the Company had $608 and $348, respectively, of amounts due to related parties, which primarily consisted of the previously described management fees as well as fees payable to members of the Company's Board of Directors.